GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL
GOODWILL

12.  GOODWILL

As of December 31, 2025 and 2024, the cost and accumulated impairment losses on goodwill were $618.6 million and $68.5 million, respectively, for a net carrying amount of $550.1 million.

Recoverable amount

The recoverable amount of the Telecommunications CGU was determined based on the higher of a value in use or a fair value less costs of disposal with respect to the impairment tests performed. The Corporation uses the discounted cash flow method to estimate the recoverable amount, which is calculated with forecasts of future cash flows for a three-year period as estimated by the Corporation’s management and a perpetual growth rate used for cash flows beyond this three-year period. These forecasts and the perpetual growth rate considered the CGU’s past operating performance and market share as well as economic trends, along with specific and market industry trends and corporate strategies. In particular, specific assumptions are used for each type of revenue generated by the CGU or for each type of expense, as well as for future capital expenditures. Such assumptions will consider, among many other factors, subscriber statistics, competitive landscape, evolution of product and service offerings, wireless penetration growth, technology evolution, Canadian GDP rates and operating cost structures.

12.  GOODWILL (continued)

Recoverable amount (continued)

The discount rate used by the Corporation is derived from the weighted average cost of capital pertaining to the CGU, which reflects the current market assessment of (i) the time value of money, and (ii) the risk specific to the assets for which the future cash flow estimates have not been risk-adjusted. The perpetual growth rate was determined with regard to the specific markets in which the CGU participates. In 2025 and 2024, the recoverable amount used for the impairment tests was based on value in use. In 2025, a pre-tax discount rate (WACC) of 8.9% (10.8% in 2024) and a perpetual growth rate of 2.0% (2.0% in 2024) were used to estimate the recoverable amount.

No reasonable changes in the discount rate or in the perpetual growth rate used in the most recent test performed would have caused the carrying value to exceed the recoverable amount of the Telecommunications CGU.